LEASES (Schedule of Components of Operating Lease Cost) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating lease cost:
Operating lease expense	$ 14,540
Variable lease expense	2,774
Short-term lease expense	2,787
Sublease income	(673)
Total operating lease cost	$ 19,428